Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com

January 8, 2018

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Materials in connection with Nationwide Large Cap Equity Fund (the "Fund"), a series of Nationwide Mutual Funds

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, Notice of Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Fund in connection with a special meeting of shareholders that is scheduled to be held on March 12, 2018.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about January 31, 2018.  The purpose of the proxy solicitation is to seek shareholder approval for the elimination of the Fund's fundamental investment restriction relating to diversification in order to change the Fund's classification from diversified to "non-diversified," as defined in the Investment Company Act of 1940.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Peter M. Hong, Esquire at (202) 419-8429.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

cc:	Allan J. Oster, Esquire

A Pennsylvania Limited Liability Partnership